Convertible promissory note and derivative liability (Tables)	12 Months Ended
Sep. 30, 2023
Convertible promissory note and derivative liability
Schedule of derivative liability
	As of	As of
	September 30,	September 30,
	2023	2022
Exercise price	-	$0.45
Ordinary share price	-	$0.56
Term (in years)	-	1
Volatility	-	88.39%
Risk-free interest rate	-	4.05%
Dividend yield	-	-